Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Jan. 01, 2018
Investments
Delinquency period to place loans on non-accrual status		90 days
Period after which financial information provided by the equity method investee was used by the entity		3 months
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	[1]		$ 18.6
Accumulated Other Comprehensive Income | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	[1]		26.7
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	[1]		(18.6)
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	[1]		8.1
Retained Earnings | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles	[1]		$ (26.7)

[1]	Amounts relate to: (i) the requirement to recognize the changes in fair value of equity securities directly within income (resulting in a reclassification of unrealized gains as of January 1, 2018 between accumulated other comprehensive income (“AOCI”) and retained earnings); and (ii) the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.